UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia High Yield Municipal Fund
Class A / LHIAX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 85	0.82%
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care retirement community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	6.27	0.34	2.55
Class A (including sales charges) (a)	3.11	(0.27)	2.24
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown
may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment
of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rati ng a
gencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated
as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions
, not statements of
fact
, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund
Advisor Class / CHIYX
Annual Shareholder Report | May 31, 2024

This
annual shareholder report
contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 64	0.62%
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care
retirement
community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	6.48	0.52	2.76
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different
.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjecti ve
opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund
Class C / CHMCX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.42%
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care retirement community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	5.64	(0.28)	1.91
Class C (including sales charges) (a)	4.64	(0.28)	1.91
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bon
d is
not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective
opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund
Institutional Class / SRHMX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $1 0,0 00 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 64	0.62%
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care retirement community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	6.49	0.52	2.76
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
F
und Statistics
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opin ion
s, not statem
en
ts of fact, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund
Institutional 2 Class / CHMYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 62	0.60%
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care retirement community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	6.63	0.57	2.82
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Stat
is
tics
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using
the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, fe
deral tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund
Institutional 3 Class / CHHYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 57	0.55%
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care retirement community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	6.67	0.63	2.83
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fun
d
Statistics
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are
excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opin ion
s, not statements of fact, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospe ct
us, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant		Amount billed to the registrant's investment advisor
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Audit fees (a)	$41,999	$40,290	$0	$0
Audit-related fees (b)	$0	$0	$0	$0
Tax fees (c)	$12,850	$12,850	$0	$0
All other fees (d)	$0	$0	$0	$0
Non-audit fees (g)	$0	$0	$581,000	$577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia High Yield Municipal Fund
Annual Financial Statements and Additional Information
May 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia High Yield Municipal Fund | 2024

Portfolio of Investments
May 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Utah 0.1%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	3.550%	400,000	400,000
Total Floating Rate Notes (Cost $400,000)			400,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.5%
Northern Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2066	0.000%	20,725,000	2,510,722
Arizona 2.5%
Arizona Industrial Development Authority(d),(e)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	180,000
Series 2021A
07/01/2051	0.000%	500,000	30,000
Arizona Industrial Development Authority(d)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,358,652
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2057	4.000%	4,000,000	2,995,503
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,063,443
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,450,770
Series 2018
02/15/2048	5.000%	230,000	219,887
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(d)
Refunding Revenue Bonds
Sun Valley Academy Project
Series 2024A
07/01/2063	6.750%	1,000,000	1,034,226
Maricopa County Industrial Development Authority(d),(f)
Revenue Bonds
Commercial Metals Co.
Series 2022
10/15/2047	4.000%	3,000,000	2,626,628
Total			11,959,109
Arkansas 0.9%
Arkansas Development Finance Authority(f)
Revenue Bonds
Green Bonds - United States Steel Corp. Project
Series 2023
05/01/2053	5.700%	2,000,000	2,063,184
Arkansas Development Finance Authority(d),(f)
Revenue Bonds
Green Bonds-Hybar Steel Project
Series 2023
07/01/2048	6.875%	2,000,000	2,164,602
Total			4,227,786
California 4.7%
California County Tobacco Securitization Agency(c)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	5,000,000	867,987
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Subordinated Series 2020B-1
06/01/2049	5.000%	260,000	263,085
California Municipal Finance Authority(d)
Revenue Bonds
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	2,000,000	2,067,562
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,622,296
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	5,000,000	4,117,690
CSCDA Community Improvement Authority(d)
Revenue Bonds
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,212,425
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	2,040,022
Golden State Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	14,275,000	1,554,776
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	1,000,000	909,519
Hastings Campus Housing Finance Authority(c),(d)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,333,910
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,181,249
Total			22,207,221
Colorado 9.1%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	2,500,000	2,066,661
Arista Metropolitan District
Limited General Obligation Refunding Bonds
Subordinated Series 2023B
12/15/2039	8.250%	1,000,000	1,016,523
Aurora Crossroads Metropolitan District No. 2
Limited General Obligation Bonds
Senior Series 2020A
12/01/2050	5.000%	1,000,000	893,844
Senior Limited General Obligation Bonds
Series 2020A
12/01/2040	5.000%	880,000	832,460
Colorado Bridge Enterprise(f)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,082,295
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(d)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2051	4.000%	715,000	545,438
07/01/2061	4.000%	1,225,000	885,350
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Christian Living Neighborhoods
Series 2021
01/01/2042	4.000%	1,000,000	855,561
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	2,979,995
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	3,718,313
Eagle Brook Meadows Metropolitan District No. 3(g)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,292,453
Fiddlers Business Improvement District(d)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	3,034,777
Lanterns Metropolitan District No. 2(g)
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,061,413
Peak Metropolitan District No. 3(c)
Limited General Obligation Bonds
Capital Appreciation
Series 2022
12/01/2052	0.000%	2,000,000	1,159,163
Prairie Center Metropolitan District No. 3
Limited General Obligation Bonds
Series 2024B
12/15/2046	5.875%	1,000,000	1,050,118
Limited General Obligation Refunding Bonds
Series 2024A
12/15/2046	5.875%	1,000,000	1,050,118
Rampart Range Metropolitan District No. 5
Revenue Bonds
Series 2021
12/01/2051	4.000%	2,500,000	1,854,603
RRC Metropolitan District No. 2(g)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,108,530
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	1,977,701
Senac South Metropolitan District No. 1(g)
Limited General Obligation Bonds
Series 2021A
12/01/2051	5.250%	3,000,000	2,584,651
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,176,884
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,080,049
Special Assessment Bonds
Special Improvement District No. 1
Series 2024
12/01/2043	5.625%	1,000,000	1,012,071
Waterfront at Foster Lake Metropolitan District No. 2(g)
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,890,705
Total			43,209,676
Connecticut 0.5%
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,433,600
Stamford Housing Authority(d),(g)
Revenue Bonds
The Dogwoods Project
BAN Series 2022
12/01/2027	11.000%	1,000,000	1,131,278
Total			2,564,878
District of Columbia 0.9%
District of Columbia
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2049	4.000%	680,000	597,923
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	4,275,000	3,895,998
Total			4,493,921
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 10.2%
Capital Trust Agency, Inc.(d)
04/27/2021
07/01/2056	5.000%	4,000,000	3,691,407
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	250,000	228,782
01/01/2056	5.000%	1,000,000	877,503
Capital Trust Agency, Inc.(d),(e)
Revenue Bonds
1st Mortgage - Tapestry Walden Senior Housing Project
Series 2017
07/01/2052	0.000%	3,400,000	629,000
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	1,162,625
Capital Trust Agency, Inc.(c),(d)
Subordinated
07/01/2061	0.000%	30,000,000	1,928,226
Capital Trust Authority(d)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	700,000	727,608
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	1,500,000	1,418,308
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	1,835,000	1,376,956
City of Tampa(c)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	394,985
County of Miami-Dade(c)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	4,517,453
County of Osceola Transportation(c)
Refunding Revenue Bonds
Osceola Parkway Toll Facility
Series 2019A-2
10/01/2049	0.000%	1,700,000	424,895
Series 2020A-2
10/01/2046	0.000%	3,175,000	955,738
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A-2 (AGM)
10/01/2051	0.000%	2,000,000	443,297
Florida Development Finance Corp.(d),(f),(h)
Refunding Revenue Bonds
Brightline Florida Passenger Rail Project
Series 2024 (Mandatory Put 07/15/28)
07/15/2032	12.000%	1,500,000	1,560,000
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Glenridge on Palmer Ranch Project (The)
Series 2021
06/01/2051	5.000%	2,000,000	1,649,003
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	947,902
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	1,925,032
Revenue Bonds
Cornerstone Charter Academy Project
Series 2022
10/01/2052	5.125%	1,000,000	965,145
10/01/2056	5.250%	1,900,000	1,855,023
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,448,484
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	4,928,270
Florida Development Finance Corp.(d),(i)
Revenue Bonds
The Henry Project
Series 2024A1
06/01/2059	5.250%	1,000,000	995,230
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,515,972
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	4,000,000	3,170,602
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates, Inc.
Series 2019
01/01/2055	5.000%	2,615,000	2,337,493
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	1,225,000	1,041,287
Seminole County Industrial Development Authority(d)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	659,268
06/15/2056	4.000%	1,410,000	1,088,668
Village Community Development District No. 15(d)
Special Assessment Bonds
Series 2023
05/01/2054	5.250%	2,500,000	2,550,007
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	285,000	285,134
Total			48,699,303
Georgia 1.9%
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,465,106
Georgia State Road & Tollway Authority(d),(h)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	7.000%	4,600,000	4,830,000
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,729,357
Total			9,024,463
Idaho 1.4%
Avimor Community Infrastructure District No. 1(d)
Special Assessment Bonds
Assessment Area Five
Series 2024
09/01/2053	5.875%	1,500,000	1,529,905
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	4,000,000	2,725,477
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spring Valley Community Infrastructure District No. 1(d)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	3,000,000	2,489,274
Total			6,744,656
Illinois 7.8%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,227,887
Chicago Board of Education
Unlimited General Obligation Bonds
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,995,717
Series 2012A
12/01/2042	5.000%	1,000,000	978,736
Series 2016B
12/01/2046	6.500%	1,500,000	1,554,330
Series 2018D
12/01/2046	5.000%	5,000,000	4,868,277
Series 2022A
12/01/2047	4.000%	6,000,000	5,198,961
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	3,235,000	3,361,305
Unlimited General Obligation Refunding Bonds
Series 2007F
01/01/2042	5.500%	1,000,000	1,001,985
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	547,000	537,261
Illinois Finance Authority(d)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	1,044,337
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	1,200,000	1,085,819
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(c)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,461,266
06/15/2038	0.000%	3,000,000	1,571,626
State of Illinois
Unlimited General Obligation Bonds
Series 2018A
05/01/2041	5.000%	3,910,000	4,017,103
Series 2020
05/01/2039	5.500%	570,000	616,910
05/01/2045	5.750%	750,000	810,274
Series 2022A
03/01/2047	5.500%	2,700,000	2,902,810
Series 2023B
05/01/2047	5.500%	500,000	538,009
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	458,000	458,227
Total			37,230,840
Indiana 0.1%
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Convention Center Hotel
Series 2023
03/01/2053	6.000%	500,000	541,129
Iowa 3.4%
Iowa Finance Authority(h)
Prerefunded 11/15/24 Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	1,890,493	1,903,038
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	1,500,000	1,564,898
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	4,000,000	2,818,742
Series 2023
05/15/2053	7.500%	2,000,000	2,182,996
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,740,000	1,594,263
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Tobacco Settlement Authority(c)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	50,000,000	6,071,205
Total			16,135,142
Kansas 1.0%
City of Overland Park(e)
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	2,400,000
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	2,215,000	2,139,052
Total			4,539,052
Kentucky 0.6%
City of Henderson(d),(f)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,990,691
Louisiana 1.4%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	25,624
Louisiana Public Facilities Authority(f)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	2,420,000	2,420,493
Parish of St. James(d)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,073,147
Total			6,519,264
Maryland 0.9%
Maryland Economic Development Corp.(f)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	2,000,000	2,047,394
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,141,911
Total			4,189,305
Massachusetts 1.1%
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	1,936,833
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,039,742
Massachusetts Educational Financing Authority(f)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,500,000	1,343,408
Total			5,319,983
Michigan 0.8%
Michigan Finance Authority(c)
Refunding Revenue Bonds
Senior Series 2020B-2 Class 2
06/01/2065	0.000%	37,500,000	3,789,728
Minnesota 1.2%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	364,397
05/01/2051	5.000%	1,500,000	1,032,632
City of Deephaven(d)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,500,000	1,471,924
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	1,550,000	1,082,608
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	2,235,000	1,747,395
Total			5,698,956
Missouri 1.1%
Kansas City Industrial Development Authority(d)
Revenue Bonds
Platte Purchase Project
Series 2019A
07/01/2040	5.000%	1,700,000	1,480,716
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,196,860
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,658,821
Total			5,336,397
Nevada 1.2%
City of Reno(c),(d)
Refunding Revenue Bonds
Retrac-Reno Transportation Rail Access Corridor Project
Series 2018
07/01/2058	0.000%	14,000,000	1,789,876
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,441,482
Series 2018A
12/15/2048	5.000%	1,500,000	1,400,528
Total			5,631,886
New Hampshire 0.7%
New Hampshire Business Finance Authority(d)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2054	5.750%	3,750,000	3,357,672
New Hampshire Health and Education Facilities Authority Act(e)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	0.000%	1,563,091	156
Total			3,357,828
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 1.3%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,000,000	1,055,664
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,117,806
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	12
New Jersey Economic Development Authority(f)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	1,974,624
Passaic County Improvement Authority (The)
Revenue Bonds
Paterson Arts and Science Charter School Project
Series 2023
07/01/2053	5.375%	1,000,000	1,013,510
07/01/2058	5.500%	1,000,000	1,018,084
Total			6,179,700
New York 4.9%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,330,500
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	660,000	664,094
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	507,704
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,500,000	1,198,027
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson County Industrial Development Agency(d),(e),(f)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	0.000%	1,085,643	11
Nassau County Tobacco Settlement Corp.(c)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	1,486,957
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	3,000,000	2,847,410
New York Transportation Development Corp.(f)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,318,967
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,426,349
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	1,300,000	1,347,353
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,000,000	1,089,974
Oneida Indian Nation of New York(d)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	700,000	739,046
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,500,000	1,550,582
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	4,000,000	3,683,088
Total			23,190,062
North Carolina 0.8%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019
07/01/2049	5.000%	1,000,000	867,641
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,109,158
North Carolina Turnpike Authority(c)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	770,694
North Carolina Turnpike Authority
Revenue Bonds
Triangle Expressway System Senior Lien Turnpike
Series 2019
01/01/2055	4.000%	1,400,000	1,187,489
Total			3,934,982
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	9,270,000	8,293,987
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	500,000	420,532
12/01/2049	5.125%	1,875,000	1,457,844
Hickory Chase Community Authority(d)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,320,000	1,182,650
Lake County Port & Economic Development Authority(d),(e)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	5,600,000	224,000
Ohio Air Quality Development Authority(d),(f)
Revenue Bonds
AMG Vanadium Project
Series 2019
07/01/2049	5.000%	1,500,000	1,333,309
Pratt Paper LLC Project
Series 2017
01/15/2048	4.500%	500,000	485,108
Ohio Air Quality Development Authority(f)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	432,485
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	1,000,000	1,068,277
Total			14,898,192
Oregon 1.0%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	858,023
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,128,475
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	745,000	671,025
Total			4,657,523
Pennsylvania 3.0%
Allentown Neighborhood Improvement Zone Development Authority(d)
Revenue Bonds
City Center Project
Subordinated Series 2022
05/01/2042	5.250%	2,900,000	2,799,798
Dauphin County Industrial Development Authority(f)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A
06/01/2024	6.900%	3,200,000	3,200,212
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2053	5.000%	1,900,000	1,590,749
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	1,000,000	946,006
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,361,282
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(d),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	1,048,438
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,643,250
Philadelphia Authority for Industrial Development
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,720,000	1,724,187
Total			14,313,922
Puerto Rico 6.2%
Commonwealth of Puerto Rico(c),(j)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,902,414	1,828,521
Subordinated Series 2022
11/01/2043	0.000%	2,232,420	1,384,101
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	81,928	81,622
Commonwealth of Puerto Rico(j)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2033	4.000%	503,640	502,487
07/01/2035	4.000%	452,705	443,559
07/01/2037	4.000%	388,540	375,828
07/01/2041	4.000%	528,266	489,264
07/01/2046	4.000%	1,719,389	1,548,510
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(j)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,000,000	6,052,874
Puerto Rico Electric Power Authority(e),(j)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	525,000
Series 2010XX
07/01/2040	0.000%	8,500,000	2,231,250
Puerto Rico Sales Tax Financing Corp.(c),(j)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	44,000,000	14,014,933
Total			29,477,949
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 2.6%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	1,000,000	1,069,634
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,049,046
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	621,389
05/01/2048	5.125%	1,500,000	1,220,231
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A
12/01/2047	4.000%	6,000,000	5,508,953
Total			12,469,253
Tennessee 0.6%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	3,750,000	2,594,270
Texas 6.1%
Angelina & Neches River Authority(d),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	2,250,000	1,493,500
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,653,559
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	2,625,000	2,252,502
Arlington Higher Education Finance Corp.(d)
Revenue Bonds
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,807,499
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(f)
Refunding Revenue Bonds
United Airlines, Inc. Airport Improvement Projects
Series 2020
07/15/2027	5.000%	1,000,000	1,013,507
Revenue Bonds
United Airlines, Inc. Terminal E Project
Series 2021A
07/01/2041	4.000%	1,000,000	937,980
United Airlines, Inc. Terminal Improvement Projects
Series 2021
07/15/2041	4.000%	1,850,000	1,734,959
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	3,500,000	3,559,531
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	7.250%	3,500,000	3,476,320
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	951,250
Series 2015A
07/01/2047	5.000%	1,000,000	951,250
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	621,177	376,707
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	709,050
Series 2016A-1
07/01/2046	0.000%	950,000	650,750
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	944,827
Port Beaumont Navigation District(d),(f)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2050	3.000%	1,000,000	676,201
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	917,652
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,033,966
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	1,650,000
Texas Private Activity Bond Surface Transportation Corp.(f)
Revenue Bonds
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	1,250,000	1,253,424
Total			29,044,434
Utah 2.1%
Black Desert Public Infrastructure District(d)
Limited General Obligation Bonds
Senior Bonds
Series 2021A
03/01/2051	4.000%	3,000,000	2,449,208
Downtown East Streetcar Sewer Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,000,000	1,891,798
Mida Golf and Equestrian Center Public Infrastructure District(d)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	1,500,000	1,058,726
Red Bridge Public Infrastructure District No. 1(d),(g)
Limited General Obligation Bonds
Subordinated Series 2021B
08/15/2051	7.375%	600,000	472,292
UIPA Crossroads Public Infrastructure District(d)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,000,000	2,637,021
Utah Charter School Finance Authority(d)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,000,000	1,561,995
Total			10,071,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 2.9%
City of Chesapeake Expressway Toll Road(h)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	4.875%	7,530,000	7,605,078
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2048	5.000%	735,000	611,025
07/01/2051	5.000%	1,200,000	978,527
James City County Economic Development Authority
Revenue Bonds
Williamsburg Landing
Series 2024A
12/01/2058	6.875%	1,500,000	1,628,356
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007B-1
06/01/2047	5.000%	3,000,000	2,765,190
Total			13,588,176
Washington 2.5%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,056,109
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,264,214
12/01/2045	6.250%	2,500,000	2,466,975
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	985,000	935,558
Washington State Housing Finance Commission(d)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,000,000	2,057,634
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	375,000	406,968
07/01/2059	6.250%	320,000	348,180
07/01/2063	6.375%	375,000	408,590
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,000,000	758,160
Total			11,702,388
Wisconsin 7.1%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,345,237
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	4,310,000	3,937,100
Revenue Bonds
Series 2023A
07/01/2062	5.750%	2,500,000	2,696,345
Tax-Exempt Pooled Securities
Series 2024 (Mandatory Put 02/01/27)
08/01/2059	4.000%	2,000,000	1,961,412
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	2,300,000	2,064,647
Revenue Bonds
Astro Texas Land Projects
Series 2024
12/15/2028	5.500%	2,000,000	2,000,328
Candela Project
Series 2023
12/15/2029	6.125%	1,500,000	1,452,144
Promenade Apartments
Series 2024
02/01/2039	6.250%	1,000,000	1,019,973
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,500,000	2,229,702
Public Finance Authority(c),(d)
Revenue Bonds
Lariat Project
Series 2023
09/01/2029	0.000%	2,000,000	1,369,343
Public Finance Authority(f)
Revenue Bonds
Sky Harbour Capital LLC Aviation Facilities Project
Series 2021
07/01/2054	4.250%	3,000,000	2,275,467
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Center District(c)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2060	0.000%	18,000,000	2,798,071
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,375,543
St. Camillus Health System, Inc.
Series 2019
11/01/2054	5.000%	3,000,000	2,403,150
Revenue Bonds
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,747,118
Total			33,675,580
Total Municipal Bonds (Cost $539,380,536)			466,719,407

Municipal Short Term 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.4%
California Infrastructure & Economic Development Bank(d),(f)
Revenue Bonds
Series 2023 (Mandatory Put 08/15/24)
01/01/2050	7.700%	2,000,000	2,065,943
Total Municipal Short Term (Cost $2,000,000)			2,065,943

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.258%(k)	88,104	88,113
Total Money Market Funds (Cost $88,104)		88,113
Total Investments in Securities (Cost $541,868,640)		469,273,463
Other Assets & Liabilities, Net		6,646,236
Net Assets		$475,919,699
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of May 31, 2024.

(c)	Zero coupon bond.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $147,730,098, which represents 31.04% of total net assets.

(e)	Represents a security in default.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Cash flow bond. Interest rate represents the stated coupon rate at May 31, 2024. Income on this security, if any, is derived from the cash flow of the issuer.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2024.

(i)	Represents a security purchased on a when-issued basis.
(j)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2024, the total value of these securities amounted to $29,477,949, which represents 6.19% of total net assets.

(k)	The rate shown is the seven-day current annualized yield at May 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	400,000	—	400,000
Municipal Bonds	—	466,719,407	—	466,719,407
Municipal Short Term	—	2,065,943	—	2,065,943
Money Market Funds	88,113	—	—	88,113
Total Investments in Securities	88,113	469,185,350	—	469,273,463
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Statement of Assets and Liabilities
May 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $541,868,640)	$469,273,463
Cash	16,437
Receivable for:
Capital shares sold	1,768,267
Dividends	5,491
Interest	8,897,272
Expense reimbursement due from Investment Manager	1,070
Prepaid expenses	3,397
Deferred compensation of board members	167,735
Total assets	480,133,132
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	956,860
Capital shares redeemed	994,944
Distributions to shareholders	2,002,546
Management services fees	7,004
Distribution and/or service fees	1,193
Transfer agent fees	22,956
Compensation of board members	1,564
Other expenses	32,606
Deferred compensation of board members	193,760
Total liabilities	4,213,433
Net assets applicable to outstanding capital stock	$475,919,699
Represented by
Paid in capital	585,224,043
Total distributable earnings (loss)	(109,304,344)
Total - representing net assets applicable to outstanding capital stock	$475,919,699
Class A
Net assets	$136,936,346
Shares outstanding	15,310,286
Net asset value per share	$8.94
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.22
Advisor Class
Net assets	$13,310,951
Shares outstanding	1,486,840
Net asset value per share	$8.95
Class C
Net assets	$20,514,730
Shares outstanding	2,293,733
Net asset value per share	$8.94
Institutional Class
Net assets	$212,492,691
Shares outstanding	23,759,125
Net asset value per share	$8.94
Institutional 2 Class
Net assets	$12,641,311
Shares outstanding	1,414,433
Net asset value per share	$8.94
Institutional 3 Class
Net assets	$80,023,670
Shares outstanding	8,924,039
Net asset value per share	$8.97
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Statement of Operations
Year Ended May 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$54,118
Interest	27,364,092
Total income	27,418,210
Expenses:
Management services fees	2,681,622
Distribution and/or service fees
Class A	285,483
Class C	166,486
Transfer agent fees
Class A	106,641
Advisor Class	8,594
Class C	15,536
Institutional Class	158,375
Institutional 2 Class	7,037
Institutional 3 Class	5,474
Custodian fees	11,876
Printing and postage fees	22,043
Registration fees	128,577
Accounting services fees	41,499
Legal fees	63,643
Interest on interfund lending	4,473
Compensation of chief compliance officer	92
Compensation of board members	16,046
Deferred compensation of board members	7,612
Other	18,494
Total expenses	3,749,603
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(313,918)
Expense reduction	(400)
Total net expenses	3,435,285
Net investment income	23,982,925
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,316,257)
Futures contracts	619,242
Net realized loss	(15,697,015)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	21,543,846
Net change in unrealized appreciation (depreciation)	21,543,846
Net realized and unrealized gain	5,846,831
Net increase in net assets resulting from operations	$29,829,756
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Statement of Changes in Net Assets

	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations
Net investment income	$23,982,925	$24,548,475
Net realized loss	(15,697,015)	(15,148,882)
Net change in unrealized appreciation (depreciation)	21,543,846	(46,980,990)
Net increase (decrease) in net assets resulting from operations	29,829,756	(37,581,397)
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,264,847)	(7,014,650)
Advisor Class	(529,284)	(381,292)
Class C	(787,241)	(1,042,844)
Institutional Class	(9,728,974)	(12,239,802)
Institutional 2 Class	(587,634)	(687,255)
Institutional 3 Class	(4,497,686)	(4,940,646)
Total distributions to shareholders	(22,395,666)	(26,306,489)
Decrease in net assets from capital stock activity	(51,520,104)	(78,948,564)
Total decrease in net assets	(44,086,014)	(142,836,450)
Net assets at beginning of year	520,005,713	662,842,163
Net assets at end of year	$475,919,699	$520,005,713
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,825,064	24,887,061	6,901,356	62,359,193
Distributions reinvested	670,666	5,867,054	706,433	6,313,691
Shares redeemed	(5,607,036)	(49,150,725)	(7,734,760)	(69,392,489)
Net decrease	(2,111,306)	(18,396,610)	(126,971)	(719,605)
Advisor Class
Shares sold	1,356,562	11,748,779	821,373	7,389,976
Distributions reinvested	60,324	529,284	42,679	381,259
Shares redeemed	(1,060,070)	(9,209,614)	(382,996)	(3,398,709)
Net increase	356,816	3,068,449	481,056	4,372,526
Class C
Shares sold	577,342	5,104,613	569,581	5,147,785
Distributions reinvested	87,953	769,671	110,632	989,485
Shares redeemed	(1,005,298)	(8,778,829)	(1,267,986)	(11,390,788)
Net decrease	(340,003)	(2,904,545)	(587,773)	(5,253,518)
Institutional Class
Shares sold	7,492,578	65,118,251	12,240,748	111,073,979
Distributions reinvested	995,255	8,712,235	1,045,705	9,353,688
Shares redeemed	(9,062,035)	(78,325,498)	(33,723,133)	(312,031,967)
Net decrease	(574,202)	(4,495,012)	(20,436,680)	(191,604,300)
Institutional 2 Class
Shares sold	686,761	6,052,647	919,365	8,379,478
Distributions reinvested	67,107	587,548	76,900	686,953
Shares redeemed	(840,639)	(7,237,653)	(1,100,176)	(9,846,622)
Net decrease	(86,771)	(597,458)	(103,911)	(780,191)
Institutional 3 Class
Shares sold	1,624,085	14,221,958	20,403,975	191,717,950
Distributions reinvested	23,747	209,041	18,566	166,319
Shares redeemed	(4,853,732)	(42,625,927)	(8,659,030)	(76,847,745)
Net increase (decrease)	(3,205,900)	(28,194,928)	11,763,511	115,036,524
Total net decrease	(5,961,366)	(51,520,104)	(9,010,768)	(78,948,564)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

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Columbia High Yield Municipal Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 5/31/2024	$8.79	0.41	0.13	0.54	(0.39)	(0.39)
Year Ended 5/31/2023	$9.72	0.38	(0.90)	(0.52)	(0.41)	(0.41)
Year Ended 5/31/2022	$11.04	0.37	(1.31)	(0.94)	(0.38)	(0.38)
Year Ended 5/31/2021	$9.96	0.36	1.08	1.44	(0.36)	(0.36)
Year Ended 5/31/2020	$10.74	0.42	(0.77)	(0.35)	(0.43)	(0.43)
Advisor Class
Year Ended 5/31/2024	$8.80	0.44	0.11	0.55	(0.40)	(0.40)
Year Ended 5/31/2023	$9.74	0.40	(0.91)	(0.51)	(0.43)	(0.43)
Year Ended 5/31/2022	$11.05	0.38	(1.29)	(0.91)	(0.40)	(0.40)
Year Ended 5/31/2021	$9.97	0.38	1.08	1.46	(0.38)	(0.38)
Year Ended 5/31/2020	$10.76	0.44	(0.78)	(0.34)	(0.45)	(0.45)
Class C
Year Ended 5/31/2024	$8.79	0.36	0.12	0.48	(0.33)	(0.33)
Year Ended 5/31/2023	$9.72	0.33	(0.90)	(0.57)	(0.36)	(0.36)
Year Ended 5/31/2022	$11.04	0.30	(1.30)	(1.00)	(0.32)	(0.32)
Year Ended 5/31/2021	$9.96	0.30	1.07	1.37	(0.29)	(0.29)
Year Ended 5/31/2020	$10.74	0.35	(0.77)	(0.42)	(0.36)	(0.36)
Institutional Class
Year Ended 5/31/2024	$8.79	0.43	0.12	0.55	(0.40)	(0.40)
Year Ended 5/31/2023	$9.73	0.40	(0.91)	(0.51)	(0.43)	(0.43)
Year Ended 5/31/2022	$11.05	0.39	(1.31)	(0.92)	(0.40)	(0.40)
Year Ended 5/31/2021	$9.96	0.38	1.09	1.47	(0.38)	(0.38)
Year Ended 5/31/2020	$10.75	0.44	(0.78)	(0.34)	(0.45)	(0.45)
Institutional 2 Class
Year Ended 5/31/2024	$8.78	0.43	0.13	0.56	(0.40)	(0.40)
Year Ended 5/31/2023	$9.72	0.40	(0.91)	(0.51)	(0.43)	(0.43)
Year Ended 5/31/2022	$11.04	0.39	(1.30)	(0.91)	(0.41)	(0.41)
Year Ended 5/31/2021	$9.95	0.39	1.08	1.47	(0.38)	(0.38)
Year Ended 5/31/2020	$10.74	0.44	(0.77)	(0.33)	(0.46)	(0.46)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2024	$8.94	6.27%	0.88% (c)	0.82% (c),(d)	4.71%	16%	$136,936
Year Ended 5/31/2023	$8.79	(5.29% )	0.87% (c)	0.83% (c),(d)	4.25%	14%	$153,077
Year Ended 5/31/2022	$9.72	(8.75% )	0.86% (c)	0.85% (c),(d)	3.39%	30%	$170,634
Year Ended 5/31/2021	$11.04	14.64%	0.87% (e)	0.85% (d),(e)	3.41%	22%	$182,125
Year Ended 5/31/2020	$9.96	(3.41% )	0.88% (c),(e)	0.87% (c),(d),(e)	3.98%	46%	$164,388
Advisor Class
Year Ended 5/31/2024	$8.95	6.48%	0.68% (c)	0.62% (c),(d)	4.98%	16%	$13,311
Year Ended 5/31/2023	$8.80	(5.19% )	0.67% (c)	0.63% (c),(d)	4.47%	14%	$9,940
Year Ended 5/31/2022	$9.74	(8.47% )	0.66% (c)	0.65% (c),(d)	3.46%	30%	$6,318
Year Ended 5/31/2021	$11.05	14.86%	0.68% (e)	0.65% (d),(e)	3.61%	22%	$12,442
Year Ended 5/31/2020	$9.97	(3.30% )	0.68% (c),(e)	0.67% (c),(d),(e)	4.17%	46%	$5,549
Class C
Year Ended 5/31/2024	$8.94	5.64%	1.48% (c)	1.42% (c),(d)	4.12%	16%	$20,515
Year Ended 5/31/2023	$8.79	(5.86% )	1.47% (c)	1.43% (c),(d)	3.65%	14%	$23,141
Year Ended 5/31/2022	$9.72	(9.30% )	1.52% (c)	1.45% (c),(d)	2.77%	30%	$31,324
Year Ended 5/31/2021	$11.04	13.94%	1.62% (e)	1.47% (d),(e),(f)	2.80%	22%	$38,720
Year Ended 5/31/2020	$9.96	(4.04% )	1.63% (c),(e)	1.52% (c),(d),(e),(f)	3.34%	46%	$42,578
Institutional Class
Year Ended 5/31/2024	$8.94	6.49%	0.68% (c)	0.62% (c),(d)	4.93%	16%	$212,493
Year Ended 5/31/2023	$8.79	(5.20% )	0.67% (c)	0.63% (c),(d)	4.41%	14%	$213,810
Year Ended 5/31/2022	$9.73	(8.56% )	0.66% (c)	0.65% (c),(d)	3.58%	30%	$435,400
Year Ended 5/31/2021	$11.05	14.97%	0.67% (e)	0.66% (d),(e)	3.61%	22%	$497,969
Year Ended 5/31/2020	$9.96	(3.31% )	0.68% (c),(e)	0.67% (c),(d),(e)	4.19%	46%	$481,793
Institutional 2 Class
Year Ended 5/31/2024	$8.94	6.63%	0.66% (c)	0.60% (c)	4.95%	16%	$12,641
Year Ended 5/31/2023	$8.78	(5.19% )	0.65% (c)	0.61% (c)	4.47%	14%	$13,181
Year Ended 5/31/2022	$9.72	(8.54% )	0.63% (c)	0.61% (c)	3.54%	30%	$15,596
Year Ended 5/31/2021	$11.04	15.03%	0.64% (e)	0.62% (e)	3.64%	22%	$27,815
Year Ended 5/31/2020	$9.95	(3.28% )	0.64% (c),(e)	0.63% (c),(e)	4.13%	46%	$15,702
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2024	$8.81	0.43	0.14	0.57	(0.41)	(0.41)
Year Ended 5/31/2023	$9.75	0.41	(0.91)	(0.50)	(0.44)	(0.44)
Year Ended 5/31/2022	$11.07	0.40	(1.31)	(0.91)	(0.41)	(0.41)
Year Ended 5/31/2021	$9.98	0.39	1.09	1.48	(0.39)	(0.39)
Year Ended 5/31/2020	$10.77	0.45	(0.78)	(0.33)	(0.46)	(0.46)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	5/31/2021	5/31/2020
Class C	0.03%	0.10%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2024	$8.97	6.67%	0.61% (c)	0.55% (c)	4.94%	16%	$80,024
Year Ended 5/31/2023	$8.81	(5.11% )	0.60% (c)	0.55% (c)	4.61%	14%	$106,856
Year Ended 5/31/2022	$9.75	(8.46% )	0.58% (c)	0.57% (c)	3.69%	30%	$3,572
Year Ended 5/31/2021	$11.07	15.05%	0.59% (e)	0.57% (e)	3.69%	22%	$2,838
Year Ended 5/31/2020	$9.98	(3.21% )	0.59% (c),(e)	0.58% (c),(e)	4.26%	46%	$2,170
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements
May 31, 2024
Note 1. Organization
Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund will be exchanged for Class S shares of the Fund. This will be a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At May 31, 2024, the Fund had no outstanding derivatives.

Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended May 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	619,242
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	3,471,769
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.54% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2024 was 0.54% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $400.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	65,564
Class C	—	1.00 (b)	686

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2023 through September 30, 2024 (%)	Prior to October 1, 2023 (%)
Class A	0.82	0.83
Advisor Class	0.62	0.63
Class C	1.42	1.43
Institutional Class	0.62	0.63
Institutional 2 Class	0.60	0.60
Institutional 3 Class	0.55	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2024, these differences were primarily due to differing treatment for tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
1,214,064	(1,214,063)	(1)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2024				Year Ended May 31, 2023
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
188,360	22,207,306	—	22,395,666	65,268	26,241,221	—	26,306,489
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	13,633,199	—	(39,302,416)	(81,438,821)
At May 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
550,712,284	1,336,672	(82,775,493)	(81,438,821)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(11,241,428)	(28,060,988)	(39,302,416)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $77,261,428 and $127,588,233, respectively, for the year ended May 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,107,692	5.88	13
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended May 31, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments

Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the
Columbia High Yield Municipal Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At May 31, 2024, affiliated shareholders of record owned 22.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia High Yield Municipal Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia High Yield Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia High Yield Municipal Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia High Yield Municipal Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Exempt- interest dividends
99.16%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

Columbia High Yield Municipal Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia High Yield Municipal Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN161_05_P01_(07/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2024